5. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Details) - CAD ($)		Dec. 31, 2019	Dec. 31, 2018
Details
Trade receivables		$ 12,375	$ 193,465
GST receivable		3,099	86,815
Accounts receivable	[1]	$ 15,474	$ 280,280

[1]	Note 5.